Future Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Future Accounting Pronouncements/Change in Accounting Policy [Abstract]
FUTURE ACCOUNTING PRONOUNCEMENTS

3.    FUTURE ACCOUNTING PRONOUNCEMENTS

Balance Sheet (Topic 210) Disclosures about Offsetting Assets and Liabilities, ASU No. 2011-11

In December 2011, The Financial Accounting Standards Board (“FASB”) issued an accounting standards update which requires companies to disclose gross information and net information about both instruments and transactions eligible for offset in the statement of financial positions and instruments and transactions subject to an agreement similar to a master netting arrangement to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013 with required disclosures made retrospectively for all comparative periods presented. The Company is currently evaluating the impact that the adoption will have in the financial statements.

Other Comprehensive Income, ASU No. 2011-05

In June 2011, FASB issued an accounting standards update amending Accounting Standards Codification (“ASC”) 220 to improve the comparability, consistency and transparency of comprehensive income reporting. The guidance requires that items of net income, items of other comprehensive income and total comprehensive income be presented in one continuous statement or two separate but consecutive statements. Items that are reclassified from other comprehensive income to net income must be presented separately on the face of the financial statements. ASU No. 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Retrospective application of the new disclosures will be required for comparative periods. The adoption of this update will change the order in which certain consolidated financial statements are presented and provide additional detail on those financial statements where applicable, but will not have any other impact to the consolidated financial statements.

Subsequently in December 2011, FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. The amendments in ASU No. 2011-12 defer the changes in ASU No. 2011-05 that relate to the presentation of reclassification adjustments out of AOCL.

Fair Value Measurement, ASU No. 2011-04

In May 2011, FASB issued an accounting standards update amending ASC 820 to achieve common fair value measurement and disclosure requirements between USGAAP and International Financial Reporting Standards (“IFRS”). The amendments clarify the intent concerning the application of existing requirements and include some instances where a particular principle or requirement for measuring fair value or disclosing information related to fair value measurements has changed. ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011. The Company is currently evaluating the impact that the adoption will have in the consolidated financial statements.